PLANT AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
PLANT AND EQUIPMENT, NET
Depreciation expenses	¥ 2,210	¥ 2,260